Disposal Group Held for Sale	12 Months Ended
Dec. 31, 2022
Disposal Group Held for Sale
Disposal Group Held for Sale

8.Disposal Group Held for Sale

In December 2022, the Company entered into an agreement to grant Kuya the right to acquire 100% interest in its remaining assets in the Cobalt Camp, as well as their associated asset retirement obligations. To exercise this right, Kuya was required to make a payment in cash or in the equivalent value of its shares totaling $1,000 to Electra on or prior to January 31, 2023. The equivalent value of Kuya’s shares will be based on the share price equivalent to the earn-in VWAP prior to issuance. Kuya has also agreed to enter into a royalty agreement with Electra whereby it will grant Electra a two percent royalty on net smelter returns from commercial products derived from the remaining assets. Electra will retain a right of first offer to refine any base metal concentrates produced from the assets at Electra’s Ontario refinery. On January 31, 2023, subsequent to year end, this transaction closed without significant changes to the key terms by Kuya delivering 2,702,703 shares valued at $1 million based on the share price equivalent to VWAP prior to issuance.

The Company had previously recognized an impairment loss on the Canadian Cobalt Camp assets in 2019 due to no further exploration work being planned and wrote down the asset to a nominal value. The arrangement with Kuya in December 2022 and closing of sale in January 2023 provided objective evidence of the market value of the Cobalt Camp. This represented an impairment reversal indicator under IAS 36 as there were now observable indications as to the assets’ value, the Company has therefore re-estimated the recoverable amount of the Cobalt Camp assets. Based on the consideration agreed, the Company has estimated the fair value of the Cobalt Camp assets to be $1,338 as at December 31, 2022. A reversal of previously recorded impairment charges was booked at December 31, 2022 to bring the book value of the Cobalt Camp assets to this amount.

Accordingly at December 31, 2022, these assets and liabilities were presented as a disposal group held for sale.

	December 31,	December 31,
	2022	2021
Cobalt Camp assets	$1,338	$—
Asset Retirement Obligation	(338)	—
Net Balance, at end the year	$1,000	$—

There were no cumulative income or expenses included in OCI relating to the disposal group.

The non-recurring fair value measurement in 2022 for the disposal group of $1,000 was categorized as a Level 3 fair value.